SIGNIFICANT ACCOUNTING POLICIES - Internal use software, Goodwill and intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Internal use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
Maximum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	6 years